Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Trade and Other Payables

	2019 $m	2018 Restated $m
Current

Trade payables	90	132

Other tax and social security payable	42	44

Other payables	97	94

Contingent purchase consideration	1	7

Accruals	338	339

	568	616

Non-current

Other payables	3	1

Deferred purchase consideration	23	22

Contingent purchase consideration	90	102

	116	125